Fair Value Measurements - Schedule of Financial Assets and Liabilities Measured at Fair Value On Recurring Basis (Details) - Recurring Basis - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets:
Total assets measured at fair value	$ 297,536
Liabilities:
Liabilities of fair value	37,103	$ 1,001
Contingent Earn-Out Liability
Liabilities:
Liabilities of fair value	20,809
Contingently Issuable Common Stock Liability
Liabilities:
Liabilities of fair value	5,264
Warrants to purchase common stock
Liabilities:
Liabilities of fair value		1
Public Warrant Liability.
Liabilities:
Liabilities of fair value	11,030
Derivative Liability Member
Liabilities:
Liabilities of fair value		1,000
Money market funds
Assets:
Total assets measured at fair value	297,536
Level 1
Assets:
Total assets measured at fair value	297,536
Level 1 | Money market funds
Assets:
Total assets measured at fair value	297,536
Level 3
Liabilities:
Liabilities of fair value	37,103	1,001
Level 3 | Contingent Earn-Out Liability
Liabilities:
Liabilities of fair value	20,809
Level 3 | Contingently Issuable Common Stock Liability
Liabilities:
Liabilities of fair value	5,264
Level 3 | Warrants to purchase common stock
Liabilities:
Liabilities of fair value		1
Level 3 | Public Warrant Liability.
Liabilities:
Liabilities of fair value	$ 11,030
Level 3 | Derivative Liability Member
Liabilities:
Liabilities of fair value		$ 1,000